Exhibit 99.2

Composition of the Receivables
as of May 31, 2006

Weighted Average Adjusted APR	Aggregate Statistical Contract Value	Number of Receivables	Weighted Average Remaining Term	Weighted Average Original Term	Average Statistical Contract Value
4.850%	$1,159,681,430.21	36,893	47.18 months	53.28 months	31,433.64

Average Original Statistical Contract Value	Average Outstanding Contract Balance	Average Age of Contract	Weighted Average Advance Rate
$37,311.40	$28,868.28	6.09 months	87.48

(1)   only applies to newly originated collateral

Distribution by Receivable Type of the Receivables Pool
as of May 31, 2006

Receivables Type	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Retail Installment Contracts	36,893	$1,159,681,430.21	100.00%

Distribution by Contract Annual Percentage Rate of the Receivables
as of May 31, 2006

Contract APR Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
0.000% to 0.999%	7,273	$177,224,612.11	15.28%
1.000% to1.999%	1,398	47,578,225.45	4.10
2.000% to 2.999%	3,071	94,850,930.89	8.18
3.000% to 3.999%	3,639	115,210,443.81	9.93
4.000% to 4.999%	4,203	161,212,606.36	13.90
5.000% to 5.999%	4,643	133,559,050.88	11.52
6.000% to 6.999%	3,126	110,460,369.96	9.53
7.000% to 7.999%	3,830	172,122,212.13	14.84
8.000% to 8.999%	1,898	67,403,993.91	5.81
9.000% to 9.999%	1,471	40,856,243.58	3.52
10.000% to 10.999%	1,460	25,553,868.06	2.20
11.000% to 11.999%	279	4,770,315.98	0.41
12.000% to 12.999%	454	5,614,003.74	0.48
13.000% to 13.999%	106	2,825,608.40	0.24
14.000% to 14.999%	16	132,668.24	0.01
15.000% to 19.999%	21	223,225.59	0.02
16.000% to 16.999%	3	31,324.29	0.00
17.000% to 17.999%	1	2,756.28	0.00
23.000% to 23.999%	1	48,970.55	0.00
Total:	36,893	$1,159,681,430.21	100.00%

Distribution by Advance Rate as of May 31, 2006

Advance Rate Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to 0%	2	$43,691.30	0.00%
1–20%	67	859,080.26	0.08
21–40%	720	15,095,643.94	1.35
41–60%	2,768	87,064,827.91	7.80
61–80%	6,608	245,920,124.25	22.04
81–100%	13,770	515,719,660.70	46.22
101–120%	6,159	232,989,192.42	20.88
121–140%	350	15,313,882.29	1.37
More than 140%	37	2,693,173.11	0.24
Total	30,481	$1,115,699,276.18	100.00%

The information in the table above excludes previously securitized receivables that have been reacquired by CNH Capital America through the exercise of its clean-up call on a prior transaction, representing 7.88% of the aggregate Statistical Contract Value of the pool of initial receivables.

Distribution by Equipment Type of the Receivables
as of May 31, 2006

Type	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Agricultural	27,677	$794,883,352.38	68.54%
New	16,743	462,992,731.18	39.92
Used	10,934	331,890,621.20	28.62
Construction	9,216	364,798,077.83	31.46
New	6,816	274,278,173.30	23.65
Used	2,400	90,519,904.53	7.81
Total	36,893	$1,159,681,430.21	100.00%

Distribution by Payment Frequency of the Receivables
as of May 31, 2006

Frequency	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Annual(1)	12,433	$524,194,856.36	45.20%
Semiannual	1,091	34,977,742.64	3.02
Quarterly	337	9,375,632.67	0.81
Monthly	19,407	511,223,157.94	44.08
Irregular	3,625	79,910,040.60	6.89
Total	36,893	$1,159,681,430.21	100.00%

(1)           Approximately 15.15%, 12.50%, 19.27%, 5.89%, 0.34%, 0.25%, 0.23%, 0.38%, 2.55%, 4.71%, 13.53% and 25.20% of the annual receivables have scheduled payments in January, February, March, April, May, June, July, August, September, October, November and December, respectively.

Distribution by Current Statistical Contract Value of the Receivables
as of May 31, 2006

Statistical Contract Value Range	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Up to $5,000.00	4,507	$13,738,731.59	1.18%
$5,000.01 to $10,000.00	5,309	39,521,963.89	3.41
$10,000.01 to $15,000.00	5,351	66,619,086.26	5.74
$15,000.01 to $20,000.00	4,470	77,727,501.91	6.70
$20,000.01 to $25,000.00	3,291	73,378,821.95	6.33
$25,000.01 to $30,000.00	2,354	64,312,028.01	5.55
$30,000.01 to $35,000.00	1,738	56,133,021.35	4.84
$35,000.01 to $40,000.00	1,268	47,440,952.78	4.09
$40,000.01 to $45,000.00	1,041	44,052,323.56	3.80
$45,000.01 to $50,000.00	909	43,019,294.75	3.71
$50,000.01 to $55,000.00	834	43,715,915.58	3.77
$55,000.01 to $60,000.00	684	39,236,685.22	3.38
$60,000.01 to $65,000.00	630	39,274,167.37	3.39
$65,000.01 to $70,000.00	494	33,265,440.88	2.87
$70,000.01 to $75,000.00	445	32,173,688.77	2.77
$75,000.01 to $80,000.00	350	27,098,024.61	2.34
$80,000.01 to $85,000.00	298	24,488,901.62	2.11
$85,000.01 to $90,000.00	273	23,864,446.21	2.06
$90,000.01 to $95,000.00	272	25,107,711.73	2.17
$95,000.01 to $100,000.00	225	21,925,659.34	1.89
$100,000.01 to $200,000.00	1,899	250,849,490.79	21.63
$200,000.01 to $300,000.00	178	42,252,109.25	3.64
$300,000.01 to $400,000.00	46	15,879,328.60	1.37
$400,000.01 to $500,000.00	14	6,203,722.42	0.53
More than $500,000.00	13	8,402,411.77	0.72
Total	36,893	$1,159,681,430.21	100.00%

Geographic Distribution of the Receivables as of May 31, 2006

State(1)	Number of Receivables	Aggregate Statistical Contract Value	Percent of Aggregate Statistical Contract Value
Alabama	346	$11,218,100.49	0.97%
Alaska	13	455,852.91	0.04
Arizona	285	13,047,821.80	1.13
Arkansas	891	32,802,393.50	2.83
California	1,380	56,332,412.01	4.86
Colorado	428	16,043,317.99	1.38
Connecticut	162	3,868,360.03	0.33
Delaware	135	4,693,860.50	0.40
District of Columbia	2	41,432.44	0.00
Florida	1,023	38,013,639.26	3.28
Georgia	1,027	28,524,318.06	2.46
Hawaii	111	5,516,037.68	0.48
Idaho	473	15,804,737.38	1.36
Illinois	1,989	70,405,020.94	6.07
Indiana	1,469	47,642,792.23	4.11
Iowa	1,793	75,124,982.19	6.48
Kansas	819	26,613,834.50	2.29
Kentucky	1,014	24,602,455.21	2.12
Louisiana	586	20,694,537.59	1.78
Maine	167	4,633,103.72	0.40
Maryland	631	16,922,005.63	1.46
Massachusetts	152	4,155,270.91	0.36
Michigan	1,031	25,103,594.22	2.16
Minnesota	1,804	59,980,866.44	5.17
Mississippi	609	24,533,195.45	2.12
Missouri	1,230	34,653,807.00	2.99
Montana	321	11,539,128.61	1.00
Nebraska	930	34,016,860.64	2.93
Nevada	133	6,617,016.14	0.57
New Hampshire	104	2,393,033.07	0.21
New Jersey	358	9,063,255.12	0.78
New Mexico	222	7,549,350.45	0.65
New York	1,455	32,802,593.03	2.83
North Carolina	1,075	30,872,914.79	2.66
North Dakota	674	30,326,122.85	2.62
Ohio	1,286	31,325,501.28	2.70
Oklahoma	530	13,549,198.36	1.17
Oregon	536	17,238,286.26	1.49
Pennsylvania	1,389	30,564,483.49	2.64
Rhode Island	19	370,310.44	0.03
South Carolina	618	17,444,115.25	1.50
South Dakota	975	31,646,560.89	2.73
Tennessee	1,007	26,268,777.40	2.27
Texas	2,354	70,035,953.24	6.04
Utah	232	8,979,666.33	0.77
Vermont	144	2,693,196.66	0.23
Virginia	844	20,431,176.45	1.76
Washington	565	20,232,851.30	1.74
West Virginia	186	5,120,702.18	0.44
Wisconsin	1,233	31,203,238.09	2.69
Wyoming	133	5,969,387.81	0.51
Total	36,893	$1,159,681,430.21	100.00%

(1)  Based upon billing addresses of the obligors.